Quarterly Results (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Accounting Estimate [Line Items]
Revenues	$ 9,481	$ 10,465	$ 10,099	$ 9,770	$ 10,062	$ 9,888	$ 9,813	$ 9,644	$ 39,815	$ 39,407	$ 37,399
Net income (loss) applicable to common shareholders	$ (585)	$ 942	$ 678	$ 977	$ 1,294	$ 810	$ 549	$ 785	$ 2,012	$ 3,438	$ 1,692
Earnings per common share - Basic (in dollars per share)	$ (1.71)	$ 2.72	$ 1.94	$ 2.76	$ 3.62	$ 2.24	$ 1.51	$ 2.15	$ 5.78	$ 9.50	$ 4.54
Earnings per common share - Diluted (in dollars per share)	$ (1.71)	$ 2.68	$ 1.91	$ 2.71	$ 3.56	$ 2.21	$ 1.49	$ 2.11	$ 5.70	$ 9.35	$ 4.48
Impact of change | Restatement Adjustment
Change in Accounting Estimate [Line Items]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net income (loss) applicable to common shareholders	$ (273)	$ 109	$ 41	$ 31	$ 74	$ 173	$ (1)	$ 119	$ (92)	$ 365	$ (69)
Earnings per common share - Basic (in dollars per share)	$ (0.80)	$ 0.31	$ 0.12	$ 0.09	$ 0.21	$ 0.48	$ 0.00	$ 0.33	$ (0.27)	$ 1.01	$ (0.18)
Earnings per common share - Diluted (in dollars per share)	$ (0.80)	$ 0.31	$ 0.11	$ 0.08	$ 0.21	$ 0.47	$ 0.00	$ 0.32	$ (0.26)	$ 0.99	$ (0.19)